CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,163,846)	$ (1,028,668)	$ (2,026,437)	$ (1,884,794)	$ (563,981)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	124,847	99,099	203,775	158,286	88,656
Provision (recovery) for losses on accounts receivable	(34,700)	0	57,600	20,600	6,658
Provision (recovery) for inventory reserve	0	3,800	(26,800)	3,300	(66,500)
Stock-based compensation	(38,179)	170,550	195,545	444,374	197,086
Changes in operating assets and liabilities
Short-term investments	(202)	(4,063)	(4,776)	(3,428)	0
Accounts receivable	833,687	(620,505)	(1,358,611)	368,491	331,581
Inventory	(356,646)	(1,157,945)	(760,836)	(1,247,871)	154,351
Unbilled revenue	(107,545)	0
Due from related party	55,837	(238,081)	243,902	(201,509)	(98,230)
Prepaid expenses and other current assets	(215,032)	(67,957)	(290,130)	(27,613)	6,465
Other assets	(1,000)	0	(4,000)	0	(2,481)
Increase (decrease) in:
Accounts payable	516,577	429,344	338,796	106,808	417,376
Accrued expenses	206,573	(29,501)	80,459	(95,462)	(22,138)
Deferred revenue	(73,559)	222,382	127,523	(18,137)	(76,439)
Due to related party	535,729	0	0	0	(4,133)
Interest payable, related party	41,604	35,604	71,208	(32,665)	(26,401)
Net cash used in operating activities	(675,855)	(2,185,941)	(3,152,782)	(2,409,620)	341,870
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(114,767)	(102,365)	(219,711)	(115,186)	(195,955)
Purchases of intangible assets	(196,257)	(25,166)	(164,296)	(38,747)	(113,499)
Asset acquisition	(497,800)	0
Purchases of short-term investments	0	506,345	0	(680,000)	0
Sale of short-term investments	182,061	0	506,345	85,000	679,747
Net cash provided by (used in) investing activities	(626,763)	378,814	122,338	(748,933)	370,293
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments from issuance of receivable from shareholder			0	0	(345,000)
Payments made on demand notes payable, related party			0	0	(422,568)
Proceeds from payments on receivable from shareholder			105,000	0	0
Proceeds from issuance of demand notes payable			300,000	750,000	0
Proceeds from sale of common stock, net of costs			680,000	3,610,993	1,211,249
Proceeds from issuance of restricted stock	0	480,000	0	453	49,895
Purchase of stock options			0	(12,500)	0
Purchase of restricted stock	(350)	0	(337)	0	0
Proceeds from exercise of warrants			0	0	142,500
Proceeds from sale of subsidiary common stock	0	500,000	500,000	0	0
Net cash provided by (used in) financing activities	(350)	980,000	1,584,663	4,348,946	636,076
Net increase (decrease) in cash and cash equivalents	(1,302,968)	(827,127)	(1,445,781)	1,190,393	1,348,239
Cash and cash equivalents, beginning of the period	1,572,785	3,018,566	3,018,566	1,828,173	479,934
Cash and cash equivalents, end of the period	269,817	2,191,439	1,572,785	3,018,566	1,828,173
Non-cash investing and financing activities:
Conversion of redeemable common stock to common stock			0	500,000	0
Conversion of accrued convertible debenture interest to common stock			6,100	72,959	0
Conversion of related party notes to common stock			100,000	0	0
Settlement of shareholder receivable			240,000	0	0
Interest paid	$ 3,836	$ 0	$ 0	$ 0	$ 63,139